Accounting Policies - Share Based payment agreements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies
Share-based compensation expense	$ 1,088,413	$ 984,356	$ 1,129,644
Increase (decrease) through share-based payment transactions, equity	$ 1,066,863	$ 962,806	$ 1,108,094